Loans and financing - Summary by currency type (Details) BRL in Thousands, $ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL	Dec. 31, 2016 BRL	Dec. 31, 2015 BRL
Loans and financing
Current loans and financing		BRL 1,692,905	BRL 1,138,287
Non-current loans and financing		17,605,658	15,014,224
Total borrowings		19,298,563	16,152,511	BRL 12,743,832
Loans and financing in foreign currency
Loans and financing
Current loans and financing		698,499	515,397
Non-current loans and financing		9,997,197	8,522,191
Total borrowings		10,695,696	9,037,588
Loans and financing in foreign currency | BNDES currency basket
Loans and financing
Non-current loans and financing		59,800
Total borrowings		BRL 498,535	567,774
Loans and financing in foreign currency | BNDES currency basket | UMBNDES
Loans and financing
Interest rate	6.83%	6.83%
Current loans and financing		BRL 438,735	82,620
Non-current loans and financing		59,800	485,154
Total borrowings		BRL 498,535	567,774
Loans and financing in foreign currency | Bonds - US$ | Fixed
Loans and financing
Interest rate	5.08%	5.08%
Current loans and financing		BRL 81,219	13,187
Non-current loans and financing		6,490,296	2,245,762
Total borrowings		6,571,515	2,258,949
Loans and financing in foreign currency | Fibria 2024, Fibria 2025 and Fibria and 2027 Bonds
Loans and financing
Total borrowings	$ 1.9	6,285,200
Loans and financing in foreign currency | Finnvera
Loans and financing
Non-current loans and financing		BRL 1,146,011
Loans and financing in foreign currency | Finnvera | LIBOR
Loans and financing
Interest rate	3.32%	3.32%
Current loans and financing		BRL 175,727	228
Non-current loans and financing		1,146,011	1,077,494
Total borrowings		1,321,738	1,077,722
Loans and financing in foreign currency | Export credits (prepayment)
Loans and financing
Non-current loans and financing		BRL 2,301,090
Loans and financing in foreign currency | Export credits (prepayment) | LIBOR
Loans and financing
Interest rate	3.28%	3.28%
Current loans and financing		BRL 2,818	419,362
Non-current loans and financing		2,301,090	4,713,781
Total borrowings		2,303,908	5,133,143
Loans and financing in Reais
Loans and financing
Current loans and financing		994,406	622,890
Non-current loans and financing		7,608,461	6,492,033
Total borrowings		BRL 8,602,867	7,114,923
Loans and financing in Reais | BNDES | TJLP
Loans and financing
Interest rate	8.41%	8.41%
Current loans and financing		BRL 574,895	181,379
Non-current loans and financing		1,365,637	1,353,227
Total borrowings		BRL 1,940,532	1,534,606
Loans and financing in Reais | BNDES | Fixed
Loans and financing
Interest rate	5.92%	5.92%
Current loans and financing		BRL 35,045	34,290
Non-current loans and financing		45,839	80,680
Total borrowings		BRL 80,884	114,970
Loans and financing in Reais | BNDES | Selic
Loans and financing
Interest rate	7.21%	7.21%
Current loans and financing		BRL 10,344	1,824
Non-current loans and financing		515,687	239,159
Total borrowings		BRL 526,031	240,983
Loans and financing in Reais | FINAME | TJLP/Fixed
Loans and financing
Interest rate	2.50%	2.50%
Current loans and financing		BRL 167	2,062
Non-current loans and financing			167
Total borrowings		167	2,229
Loans and financing in Reais | BNB
Loans and financing
Non-current loans and financing		BRL 142,418
Loans and financing in Reais | BNB | Fixed
Loans and financing
Interest rate	10.81%	10.81%
Non-current loans and financing		BRL 142,418	108,768
Total borrowings		142,418	108,768
Loans and financing in Reais | CRA
Loans and financing
Non-current loans and financing		BRL 4,882,218
Loans and financing in Reais | CRA | CDI/IPCA
Loans and financing
Interest rate	8.60%	8.60%
Current loans and financing		BRL 60,436	75,887
Non-current loans and financing		4,882,218	3,908,957
Total borrowings		4,942,654	3,984,844
Loans and financing in Reais | NCE
Loans and financing
Non-current loans and financing		BRL 86,449
Loans and financing in Reais | NCE | CDI
Loans and financing
Interest rate	7.10%	7.10%
Current loans and financing		BRL 312,477	315,476
Non-current loans and financing		86,449	370,408
Total borrowings		398,926	685,884
Loans and financing in Reais | FCO, FDCO and FINEP
Loans and financing
Non-current loans and financing		BRL 570,213
Loans and financing in Reais | FCO, FDCO and FINEP | Fixed
Loans and financing
Interest rate	7.99%	7.99%
Current loans and financing		BRL 661	11,972
Non-current loans and financing		570,213	430,667
Total borrowings		570,874	BRL 442,639
Loans and financing in Reais | Others (Revolving costs)
Loans and financing
Current loans and financing		381
Total borrowings		BRL 381